Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 60% Portfolio

March 31, 2019

VIPFM-60-QTLY-0519
1.856870.111

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 63.1%
	Shares	Value
Fidelity Contrafund (a)	7,388,603	$92,357,538
Fidelity Diversified International Fund (a)	2,975,296	104,760,156
Fidelity Emerging Asia Fund (a)	332,043	14,254,627
Fidelity Emerging Markets Discovery Fund (a)	1,777,535	24,050,052
Fidelity Emerging Markets Fund (a)	2,815,465	86,688,158
Fidelity Equity-Income Fund (a)	1,662,477	93,996,471
Fidelity Europe Fund (a)	1,221,343	42,563,806
Fidelity Global Commodity Stock Fund (a)	4,436,471	55,189,695
Fidelity International Capital Appreciation Fund (a)	1,298,778	26,650,928
Fidelity International Discovery Fund (a)	2,163,035	88,165,310
Fidelity International Enhanced Index Fund (a)	8,973,147	82,911,882
Fidelity International Small Cap Fund (a)	1,795,542	46,217,248
Fidelity International Small Cap Opportunities Fund (a)	2,417,021	43,192,160
Fidelity International Value Fund (a)	7,595,240	59,622,631
Fidelity Japan Fund (a)	7,568,488	108,607,807
Fidelity Japan Smaller Companies Fund (a)	5,055,826	82,005,490
Fidelity Large Cap Value Enhanced Index Fund (a)	2,230,779	28,219,361
Fidelity Low-Priced Stock Fund (a)	1,791,230	85,817,816
Fidelity Mega Cap Stock Fund (a)	9,068,921	137,847,599
Fidelity Overseas Fund (a)	8,229,695	374,039,634
Fidelity Pacific Basin Fund (a)	778,327	23,357,596
Fidelity Real Estate Investment Portfolio (a)	532,865	23,664,540
Fidelity Stock Selector All Cap Fund (a)	39,855,772	1,760,828,012
Fidelity Value Discovery Fund (a)	1,623,485	44,824,418
TOTAL EQUITY FUNDS
(Cost $3,466,494,137)		3,529,832,935

Fixed-Income Funds - 34.2%
Fidelity Floating Rate High Income Fund (a)	5,954,007	56,324,908
Fidelity Inflation-Protected Bond Index Fund (a)	15,412,913	150,892,422
Fidelity Long Term Treasury Bond Index Fund (a)	6,195,467	81,656,249
Fidelity New Markets Income Fund (a)	3,655,729	55,018,727
Fidelity U.S. Bond Index Fund (a)	136,272,635	1,571,223,480
TOTAL FIXED-INCOME FUNDS
(Cost $1,872,792,644)		1,915,115,786

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 2.48% (b)	1,912,214	1,912,597
Fidelity Investments Money Market Government Portfolio Institutional Class 2.35% (a)(c)	46,177,650	46,177,650
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.52% (a)(c)	85,604,589	85,630,271
TOTAL MONEY MARKET FUNDS
(Cost $133,711,938)		133,720,518
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.43% 4/18/19 to 6/20/19 (d)
(Cost $14,526,598)	14,550,000	14,526,476
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,487,525,317)		5,593,195,715
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,862,785)
NET ASSETS - 100%		$5,591,332,930

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	602	June 2019	$56,178,640	$1,024,102	$1,024,102
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	917	June 2019	48,481,790	927,243	927,243

TOTAL PURCHASED					$1,951,345

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,081	June 2019	153,383,090	(4,642,588)	(4,642,588)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	445	June 2019	85,161,509	1,373,217	1,373,217

TOTAL SOLD					$(3,269,371)

TOTAL FUTURES CONTRACTS					$(1,318,026)

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

The notional amount of futures sold as a percentage of Net Assets is 4.3%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,526,476.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,994
Total	$26,994

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$88,050,901	$966,048	$8,281,847	$833,116	$(352,502)	$11,974,938	$92,357,538
Fidelity Diversified International Fund	98,972,374	6,729,146	11,993,664	--	(30,664)	11,082,964	104,760,156
Fidelity Emerging Asia Fund	4,715,904	8,520,968	253,617	--	7,212	1,264,160	14,254,627
Fidelity Emerging Markets Discovery Fund	8,278,973	14,911,761	431,530	--	(46,051)	1,336,899	24,050,052
Fidelity Emerging Markets Fund	20,794,682	61,840,127	2,331,418	--	(101,239)	6,486,006	86,688,158
Fidelity Equity-Income Fund	91,381,985	1,068,291	8,281,762	935,443	(715,764)	10,543,721	93,996,471
Fidelity Europe Fund	37,045,442	2,773,274	1,390,328	--	(75,228)	4,210,646	42,563,806
Fidelity Floating Rate High Income Fund	55,916,157	800,540	1,964,829	714,124	5,684	1,567,356	56,324,908
Fidelity Global Commodity Stock Fund	51,432,835	86,471	1,964,815	--	(75,930)	5,711,134	55,189,695
Fidelity Inflation-Protected Bond Index Fund	194,749,331	403,018	49,120,812	160,896	(1,688,800)	6,549,685	150,892,422
Fidelity International Capital Appreciation Fund	23,578,856	1,099,051	1,513,894	--	(1,153)	3,488,068	26,650,928
Fidelity International Discovery Fund	80,558,575	6,643,022	8,584,727	--	(1,314,134)	10,862,574	88,165,310
Fidelity International Enhanced Index Fund	76,793,458	4,543,271	5,599,945	--	(489,848)	7,664,946	82,911,882
Fidelity International Small Cap Fund	35,860,014	8,469,027	1,595,111	--	(4,551)	3,487,869	46,217,248
Fidelity International Small Cap Opportunities Fund	37,679,803	2,793,002	1,462,658	--	14,273	4,167,740	43,192,160
Fidelity International Value Fund	52,483,982	4,851,388	1,991,278	--	(59,619)	4,338,158	59,622,631
Fidelity Investments Money Market Government Portfolio Institutional Class 2.35%	175,947,358	36,310,329	166,080,037	341,337	--	--	46,177,650
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.52%	82,786,699	27,763,353	24,930,457	572,634	2,128	8,548	85,630,271
Fidelity Japan Fund	108,255,908	172,259	9,840,484	--	(144,359)	10,164,483	108,607,807
Fidelity Japan Smaller Companies Fund	76,545,198	--	--	--	--	5,460,292	82,005,490
Fidelity Large Cap Value Enhanced Index Fund	27,193,093	34,859	1,934,644	--	(157,606)	3,083,659	28,219,361
Fidelity Long Term Treasury Bond Index Fund	125,053,091	939,473	47,384,427	760,878	(1,984,240)	5,032,352	81,656,249
Fidelity Low-Priced Stock Fund	85,242,387	132,776	8,281,690	--	(802,341)	9,526,684	85,817,816
Fidelity Mega Cap Stock Fund	133,753,904	199,887	12,426,635	--	(1,472,429)	17,792,872	137,847,599
Fidelity New Markets Income Fund	25,913,953	28,633,984	1,711,725	617,776	(60,792)	2,243,307	55,018,727
Fidelity Overseas Fund	282,360,057	69,441,264	13,172,837	--	(211,694)	35,622,844	374,039,634
Fidelity Pacific Basin Fund	19,678,051	1,585,425	727,157	--	1,061	2,820,216	23,357,596
Fidelity Real Estate Investment Portfolio	15,596,157	5,825,182	725,113	10,714	9,418	2,958,896	23,664,540
Fidelity Stock Selector All Cap Fund	1,712,686,646	2,615,912	201,451,818	--	(12,575,373)	259,552,645	1,760,828,012
Fidelity U.S. Bond Index Fund	1,421,133,755	171,058,324	54,887,633	10,727,340	(243,971)	34,163,005	1,571,223,480
Fidelity Value Discovery Fund	44,633,718	66,395	4,143,757	--	(107,366)	4,375,428	44,824,418
	$5,295,073,247	$471,277,827	$654,460,649	$15,674,258	$(22,675,878)	$487,542,095	$5,576,756,642

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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